Convertible Notes Payable – Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Assumptions for Black-Scholes Valuation Model

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date as follows:

					Market
					Price on
	Fair	Term	Exercise	Grant	Volatility	Risk-free
Reporting Date	Value	(Years)	Price	Date	Percentage	Rate

04/20/2022	$1,245,279	5	$2.79	$1.11	281%	0.0287

				Market
	Relative			Price
Reporting	Fair	Term	Exercise	on Grant	Volatility	Risk-free
Date	Value	(Years)	Price	Date	Percentage	Rate
05/10/2021	$1,026,300	5	$6.00	$4.27	299%	0.0080
05/05/2021	$203,532	5	$6.00	$4.21	299%	0.0080
05/19/2021	$62,033	5	$6.00	$4.30	312%	0.0089

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date as follows:

			Market
			Price on
	Fair	Term	Exercise	Grant	Volatility	Risk-free
Reporting Date	Value	(Years)	Price	Date	Percentage	Rate

04/20/2022	$1,245,279	5	$2.79	$1.11	281%	0.0287

Schedule of Convertible Promissory Notes

The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the year and three months ended March 31, 2023:

Principal Balance, December 31, 2021	$-
The Notes	2,000,000
Principal Balance, March 31, 2023 and December 31, 2022	$2,000,000

The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the years and ended December 30, 2022:

Balance, December 31, 2020	$525,000
Conversions of Notes	(525,000)
2021 Notes	3,150,000
Cash payments on Notes	(3,150,000
Principal Balance, December 31, 2021	-
2022 Notes	2,000,000
Principal Balance, December 31, 2022	$2,000,000

Total interest expense for the year ended December 31, 2022 totaled $1,286,368 which includes $1,104,477 amortization of the origination shares and warrants discounts in connection with the 2022 Notes.